Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Vampt America, Inc.
Entity Central Index Key	0001365022
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description

The purpose of this Amendment No. 3 on a Form 8-K/A (the “Amendment”) is to amend our current report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on May 11, 2012, as amended by a Form 8-K/A filed on August 31, 2012 and a Form 8-K/A filed on October 1, 2012 (collectively, the “Initial Filings”).

This Amendment amends and restates the Initial Filings.

Unless otherwise specifically stated, the disclosure provided in this document speaks as of the date of the Form 8-K filed on May 11, 2012 and has not been update with more current information. This Amendment should be read in conjunction with the Initial Filings and our other filings made with the SEC.

Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012